NOTES RECEIVABLE (Details)	Oct. 21, 2022 CNY (¥)	Oct. 21, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable			¥ 10,828,308	$ 1,616,715	¥ 6,305,633
Subsequent event
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	¥ 8,800,000	$ 1,300,000
Percentage of notes subsequently collected	81.4	81.4